Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2024	December 31, 2023

Artwork trading platform	$152,877	$795,694
Software	1,642,113	904,234
Copyright	67,531	68,538
Less: accumulated amortization	(315,956)	(1,238,821)
Total	$1,546,565	$529,645

Amortization expenses for the years ended December 31, 2024, 2023 and 2022 was $144,090, $324,405, and $314,413, respectively. Impairment loss on intangible assets for the years ended December 31, 2024, 2023 and 2022 was $356,676, nil, and nil, respectively.

The future amortization is as follows:

Twelve Months Ending December 31,	Estimated Amortization Expense
2025	$316,684
2026	316,684
2027	309,754
2028	303,443
2029	300,000
Total	$1,546,565